OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Accounts Receivable and Prepaid expenses
December 31,
	2013	2012

Prepaid expenses	$213	$146
Government authorities	26	56
Receivables on account of share capital	278	54
Deferred tax assets, net	148	-
Forward and cylinder contracts	-	31
Other	20	36

	$685	$323